As filed with the Securities and Exchange Commission on November 26, 2014

Securities Act File No. 33-46973

Investment Company Act File No. 811-6625

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 95	☑

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 96	☑

THE PAYDEN & RYGEL INVESTMENT GROUP

(formerly P & R Investment Trust)

(Exact Name of Registrant as Specified in Charter)

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

(213) 625-1900

(Registrant’s Telephone Number, Including Area Code)

Edward S. Garlock, Esq.

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

(213) 625-1900

(Name and Address of Agent for Service)

Copy to:

Arthur L. Zwickel, Esq.

Paul Hastings LLP

515 S. Flower St., Los Angeles, California 90071

Approximate Date of Proposed Public Offering:

As soon as practicable following effective date.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2), of Rule 485.
☐	This post-effective amendment designates a new effective Date for a previously filed post-effective amendment.

Title of Securities being registered: Shares of Beneficial Interest

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 22nd day of August 2014. The undersigned hereby certifies that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.

THE PAYDEN & RYGEL INVESTMENT GROUP

By	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Pursuant to the requirements of the 1933 Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ JOAN A. PAYDEN Joan A. Payden	Trustee and Principal Executive Officer	November 26, 2014

ROSEMARIE T. NASSIF* Rosemarie T. Nassif	Trustee	November 26, 2014

ANDREW J. POLICANO* Andrew J. Policano	Trustee	November 26, 2014

DENNIS C. POULSEN* Dennis C. Poulsen	Trustee	November 26, 2014

THOMAS MCKERNAN, JR.* Thomas McKernan, Jr.	Trustee	November 26, 2014

STENDER E. SWEENEY* Stender E. Sweeney	Trustee	November 26, 2014

W. D. HILTON, JR.* W. D. Hilton, Jr.	Trustee	November 26, 2014

/S/ MICHAEL E. SALVAY Michael E. Salvay	Trustee	November 26, 2014

/S/ MARY BETH SYAL Mary Beth Syal	Trustee	November 26, 2014

/S/ BRIAN W. MATTHEWS Brian W. Matthews	Principal Financial and Accounting Officer	November 26, 2014

*/s/ JOAN A. PAYDEN
By:	Joan A. Payden
Attorney-In-Fact

EXHIBIT INDEX

Title of Exhibit	Exhibit No.

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def